United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: June 30, 2010"
Check here if Amendment [  X  ]

Institutional Investment Manager Filing This Report:

"Name:     Foster & Motley, Inc."
"Address:  7755 Montgomery Road, Suite 100"
"          Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence J. Bernhard
Title:   CCO
Phone:   513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, March 10, 2011"

Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	127
Form 13F Information Table Value Total:  210,209 (thousands)

List of Other Included Managers:  None

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                                                                          Form 13F Information Table

                                            Title of                            Value               Investment   Other  Voting Auth
                     Name of Issuer          Class                 CUSIP      (x$1000)      Shares  Discretion   Managers   Sole
3M Company                                    com               88579Y101       3,804      48,158        sole                 48,158
A T & T Inc.                                  com               00206R102       1,042      43,071        sole                 43,071
Abbott Laboratories                           com               002824100       2,650      56,653        sole                 56,653
Accenture Ltd Cl A                            com               G1151C101       1,119      28,964        sole                 28,964
Adams Express Co                              com               006212104         128      14,157        sole                 14,157
AFLAC Inc                                     com               001055102       3,646      85,435        sole                 85,435
American Express Company                      com               025816109       1,051      26,473        sole                 26,473
Annaly Capital Management                     com               035710409       5,806     338,561        sole                338,561
Archer-Daniels-Midland Co                     com               039483102       2,263      87,635        sole                 87,635
Auto Data Processing                          com               053015103       1,039      25,800        sole                 25,800
Bank of Hawaii Corporation                    com               062540109         992      20,515        sole                 20,515
Baxter International Inc                      com               071813109         347       8,547        sole                  8,547
Beckman Coulter Inc                           com               075811109         260       4,310        sole                  4,310
Becton Dickinson & Co                         com               075887109       4,039      59,727        sole                 59,727
Bemis Co Inc                                  com               081437105       2,571      95,240        sole                 95,240
BlackRock Senior High Inc Fund                com               09255T109          45      11,950        sole                 11,950
BP PLC Adr                                    Spon ADR          055622104       1,620      56,087        sole                 56,087
Bristol-Myers Squibb Co                       com               110122108       4,550     182,420        sole                182,420
C V S Caremark Corp.                          com               126650100       1,061      36,188        sole                 36,188
CenturyLink                                   com               156700106       1,210      36,311        sole                 36,311
Cerner Corp                                   com               156782104         411       5,418        sole                  5,418
Chevron Corp                                  com               166764100       4,920      72,498        sole                 72,498
Chubb Corp                                    com               171232101       4,134      82,660        sole                 82,660
Cincinnati Financial Cp                       com               172062101         927      35,838        sole                 35,838
Cisco Systems Inc                             com               17275R102         702      32,950        sole                 32,950
Coca Cola Company                             com               191216100         288       5,746        sole                  5,746
Cohen & Steers Quality Income Realt           com               19247L106         599      94,592        sole                 94,592
Colgate-Palmolive Co                          com               194162103         883      11,208        sole                 11,208
Computer Sciences Corp                        com               205363104         517      11,435        sole                 11,435
ConAgra Foods, Inc.                           com               205887102         656      28,130        sole                 28,130
ConocoPhillips                                com               20825C104       2,357      48,004        sole                 48,004
Corning Inc                                   com               219350105         241      14,915        sole                 14,915
Diamond Offshr Drilling                       com               25271C102       3,564      57,301        sole                 57,301
Dominion Resources Inc.                       com               25746U109       1,134      29,275        sole                 29,275
DTF Tax free Income Inc.                      com               23334J107       1,000      66,160        sole                 66,160
Du Pont E I De Nemour&Co                      com               263534109         227       6,555        sole                  6,555
Duke Realty Invts New                         com new           264411505         168      14,765        sole                 14,765
EastGroup Properties Inc.                     com               277276101         954      26,810        sole                 26,810
Eaton Corporation                             com               278058102         907      13,855        sole                 13,855
Eaton Vance Ltd Duration Inc Fd               com               27828H105         216      13,480        sole                 13,480
El Paso Corp.                                 com               28336L109         118      10,620        sole                 10,620
Eli Lilly & Company                           com               532457108         207       6,191        sole                  6,191
Equifax Inc                                   com               294429105         736      26,235        sole                 26,235
Exxon Mobil Corporation                       com               30231G102       3,709      64,988        sole                 64,988
Family Dollar Stores Inc                      com               307000109         554      14,710        sole                 14,710
Franklin Street Properties Corp.              com               35471R106         997      84,420        sole                 84,420
General Dynamics Corp                         com               369550108       1,745      29,807        sole                 29,807
General Electric                              com               369604103         461      31,969        sole                 31,969
General Mills Inc                             com               370334104       3,754     105,694        sole                105,694
Hasbro Inc                                    com               418056107       2,866      69,738        sole                 69,738
Healthcare Realty Trust                       com               421946104         409      18,605        sole                 18,605
Hewlett-Packard Company                       com               428236103       4,562     105,396        sole                105,396
Highwood Properties Inc                       com               431284108         617      22,220        sole                 22,220
Hospitality Properties Trust                  com               44106M102       1,178      55,844        sole                 55,844
Hudson City Bancorp, Inc.                     com               443683107       3,823     312,070        sole                312,070
Hugoton Royalty Trust                         UNIT BEN INT      444717102       2,100     110,627        sole                110,627
I T T Corporation New                         com               450911102       2,805      62,455        sole                 62,455
Illinois Tool Works                           com               452308109         461      11,160        sole                 11,160
ING Clarion Global RE Income Fund             com               44982G104       1,700     264,445        sole                264,445
Intel Corp                                    com               458140100         204      10,503        sole                 10,503
Intl Business Machines                        com               459200101       6,361      51,511        sole                 51,511
iShares Barclays 1-3 Yr Credit Bond           iShs              464288646         504       4,855        sole                  4,855
iShares Barclays Aggregate Bond               iShs              464287226         231       2,150        sole                  2,150
iShares iBoxx $ High Yield Corporat           iShs              464288513       1,675      19,731        sole                 19,731
iShares iBoxx Inv Grade Corp Bond             iShs              464287242         929       8,563        sole                  8,563
J P Morgan Chase & Co.                        com               46625H100       2,128      58,127        sole                 58,127
Johnson & Johnson                             com               478160104       3,862      65,391        sole                 65,391
Kimberly-Clark Corp                           com               494368103       1,323      21,815        sole                 21,815
Kraft Foods Inc                               com               50075N104         392      14,014        sole                 14,014
Kroger Company                                com               501044101       1,274      64,705        sole                 64,705
Loews Corporation                             com               540424108         266       7,975        sole                  7,975
Lubrizol Corporation                          com               549271104       3,071      38,235        sole                 38,235
M S Emerging Mkt Debt                         com               61744H105         141      14,235        sole                 14,235
M S Emerging Mkts Domestic Debt               com               617477104       4,817     328,802        sole                328,802
McDonald's Corp.                              com               580135101       5,412      82,160        sole                 82,160
Medtronic Inc                                 com               585055106       1,387      38,248        sole                 38,248
Merck & Co Inc                                com               58933Y105         254       7,275        sole                  7,275
Microsoft Corp                                com               594918104       2,423     105,311        sole                105,311
National Oilwell Varco, Inc.                  com               637071101         204       6,170        sole                  6,170
Northrop Grumman Corp                         com               666807102       1,840      33,793        sole                 33,793
Occidental Pete Corp                          com               674599105         606       7,855        sole                  7,855
Omnicom Group Inc                             com               681919106       2,745      80,026        sole                 80,026
Oracle Corporation                            com               68389X105         205       9,533        sole                  9,533
PepsiCo Incorporated                          com               713448108       1,043      17,117        sole                 17,117
Pfizer Incorporated                           com               717081103       1,102      77,258        sole                 77,258
PG & E Corp.                                  com               69331C108       3,727      90,690        sole                 90,690
Philip Morris International Inc               com               718172109         228       4,970        sole                  4,970
PowerShares DB Commodity Index Tracking FD    UNIT BEN INT      73935S105       2,044      94,755        sole                 94,755
PowerShares DB Commodity Long ETN             PS CMDT LG ETN    25154H459         498      34,715        sole                 34,715
Powershares DB Gold Index Fd.                 DB GOLD FD        73936B606       2,581      58,255        sole                 58,255
Procter & Gamble                              com               742718109       5,893      98,250        sole                 98,250
Pub Svc Enterprise Group                      com               744573106         271       8,635        sole                  8,635
Riversource Lasalle INTL RE FD                com               76932W102         190      27,180        sole                 27,180
Ross Stores, Inc                              com               778296103         846      15,880        sole                 15,880
Royal Dutch Shell A Adr                       Spon ADR          780259206         301       5,995        sole                  5,995
S E I Investments Co                          com               784117103         807      39,625        sole                 39,625
Schlumberger LTD                              com               806857108         261       4,725        sole                  4,725
Simon Ppty Group New                          com               828806109       1,294      16,019        sole                 16,019
State Street Corp                             com               857477103         247       7,295        sole                  7,295
Stereotaxis Inc                               com               85916J102          54      16,230        sole                 16,230
Symantec Corp                                 com               871503108       1,266      91,230        sole                 91,230
Sysco Corporation                             com               871829107       1,320      46,211        sole                 46,211
T J X Cos Inc                                 com               872540109       2,177      51,906        sole                 51,906
Target Corporation                            com               87612E106         572      11,625        sole                 11,625
TCW Strategic Income Fund, Inc.               com               872340104       1,616     336,700        sole                336,700
Teleflex, Inc.                                com               879369106       2,175      40,070        sole                 40,070
Telefonica de Espana ADS                      Spon ADR          879382208         507       9,130        sole                  9,130
Templeton Emrg Mkts Incm                      com               880192109         231      15,890        sole                 15,890
Teva Pharm Inds Ltd Adrf                      ADR               881624209       1,119      21,516        sole                 21,516
Texas Instruments Inc                         com               882508104       2,326      99,895        sole                 99,895
Thermo Fisher Scientific  Inc.                com               883556102       3,346      68,221        sole                 68,221
Toronto-Dominion Bank                         com new           891160509       5,355      82,495        sole                 82,495
Total S.A. ADS                                Spon ADR          89151E109       2,974      66,632        sole                 66,632
U G I Corporation New                         com               902681105       4,812     189,146        sole                189,146
United Technologies Corp                      com               913017109       4,086      62,955        sole                 62,955
US Bancorp                                    com new           902973304         723      32,359        sole                 32,359
V F Corporation                               com               918204108         482       6,770        sole                  6,770
Valspar Corporation                           com               920355104         201       6,675        sole                  6,675
Verizon Communications                        com               92343V104       3,369     120,247        sole                120,247
Vodafone New  Adr                             Spon ADR          92857W209         480      23,215        sole                 23,215
Walgreen Company                              com               931422109       1,019      38,173        sole                 38,173
Wal-Mart Stores Inc                           com               931142103       5,135     106,827        sole                106,827
Washington REIT                               SH BEN INT        939653101       1,734      62,865        sole                 62,865
Wells Fargo & Company                         com               949746101       1,073      41,923        sole                 41,923
Western Asset Emerging Mkt Inc Fnd            com               95766E103         992      81,110        sole                 81,110
Western Asset High Income Oppty Fd Inc        com               95766K109         167      27,940        sole                 27,940
Western Asset Intermediate Muni Fd            com               958435109         461      47,970        sole                 47,970